Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of DWS Floating Rate Plus Fund (the “Fund”), a series of DWS Portfolio Trust (the “Trust”) (Reg. Nos. 002-13627 and 811-00042)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 109 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 1, 2010. No fees are required in connection with this filing.

The principal purposes of the Amendment are to: (i) to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus; and (ii) add disclosure regarding the Fund’s new subadvisor, QS Investors, LLC. The Amendment has been electronically coded to show changes from the Fund’s Class A, C, S and Institutional Class Prospectuses and Statement of Additional Information, filed with the Commission on September 28, 2009 in Post-Effective Amendment No. 105 for the Fund.

In addition, DWS has reorganized the Statement of Additional Information (“SAI”) disclosure into two components: Part I contains fund-specific disclosure for the applicable fund(s); and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure.  Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies.  Investment policy changes have been marked and are reflected in the Part I of each relevant SAI.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam M. Schlichtmann, Ropes & Gray LLP